Ultimate Parent Undertaking - Additional Information (Detail) - Arrival Luxembourg	2 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of subsidiaries [line items]
Revenue from rendering of services, related party transactions	€ 53,000
Amounts payable, related party transactions	€ 53,000